PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 28, 2019	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets			$ 49
Depreciation, right-of-use assets			(25)
Right-of-use assets		$ 85	75
Additions other than through business combinations, property, plant and equipment			5,127	$ 1,228
Expense relating to short-term leases for which recognition exemption has been used		(6)	56
Expense relating to variable lease payments not included in measurement of lease liabilities		$ 38	97
MIning property costs subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment			3,458	199
MIning property costs subject to depreciation | Revision of LOM Plan
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated expense decrease			49	85
Construction activities
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments			$ 383	82
Turquoise Ridge
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment				$ 3,422
KCGM [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of Ownership Interest Sold	50.00%